Consolidated Statements of Cash Flows (Interim Periods Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (2,003,000)	$ (762,000)	$ (149,000)	$ (21,506,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
(Recovery) provision of allowance for doubtful notes receivable	(226,000)	(91,000)		133,000
Gain related to recovery of allowance for loan loss	(1,268,000)	(133,000)	(249,000)
Gain related to recovery from settlement with loan guarantor	(90,000)
Provision for loan loss	815,000	956,000	1,028,000	8,300,000
Impairment of marketable securities - related party				628,000
Write-downs on real estate held for sale	1,420,000	1,321,000	1,951,000	3,686,000
Gain on sale of real estate held for sale			(267,000)
Loss on sale of real estate held for sale				169,000
Gain on proceeds from settlement	(746,000)
Gain on sale of marketable securities	(15,000)
Amortized interest income		(26,000)	(26,000)	(36,000)
Provision for doubtful accounts related to receivable included in other expense		1,117,000
Recovery of allowance for doubtful notes receivable included in other income			(505,000)	(124,000)
Prepaid interest income – unearned income				62,000
Amortized financing costs, included in interest expense				175,000
Change in operating assets and liabilities:
Interest and other receivables	(9,000)	988,000	2,105,000	(155,000)
Assets held for sale, net of liabilities	(95,000)	(580,000)	(590,000)	(159,000)
Purchase of investments in real estate loans	(78,000)	668,000	601,000	(395,000)
Transfer	(72,000)
Other assets	154,000	186,000	220,000	193,000
Accounts payable and accrued liabilities	(27,000)	(3,487,000)	(3,860,000)	1,013,000
Net cash provided by (used in) operating activities	(2,252,000)	157,000	(732,000)	(8,469,000)
Cash flows from investing activities:
Investments in real estate loans	(22,886,000)	(6,895,000)	(14,337,000)	(3,795,000)
Proceeds from loan payoffs	15,159,000	2,071,000	6,416,000	12,870,000
Sale of investments in real estate loans to:
Investment in MVP Realty Advisors	(534,000)
Proceeds related to real estate held for sale	207,000	160,000	479,000	11,418,000
Investment in asset held for sale	(900,000)
Proceeds on nonrefundable extension fees on real estate held for sale	24,000		89,000
Purchase of marketable securities	(1,011,000)	(6,000)	(6,000)
Net cash used in investing activities	(4,030,000)	(2,374,000)	5,758,000	14,612,000
Sale of marketable securities	1,026,000
Purchases of assets held for sale				(325,000)
Proceeds from sale of asset held for sale			9,369,000
Proceeds from notes receivable	226,000	91,000	505,000	161,000
Notes receivable				(37,000)
Cash flows from financing activities:
Principal payments on notes payable	(170,000)	(149,000)	(1,518,000)	(244,000)
Proceeds from issuance of notes payable				1,296,000
Distributions to holder of noncontrolling interest – related party		(387,000)	(440,000)
Cash used for pay down on secured borrowings		(1,088,000)	(1,088,000)
Purchase of treasury stock at cost	(665,000)	(638,000)	(638,000)	(755,000)
Net cash used in financing activities	(835,000)	(2,262,000)	(3,684,000)	297,000
NET CHANGE IN CASH	(7,117,000)	(4,479,000)	1,342,000
Cash and cash equivalents, beginning of period	9,226,000	7,884,000	7,884,000	1,444,000
Cash and cash equivalents, end of period	2,109,000	3,405,000	9,226,000	7,884,000
Supplemental disclosures of cash flows information:
Interest paid	2,000	178,000	206,000	747,000
Non-cash investing and financing activities:
Retirement of treasury stock	(855,000)		7,545,000
Treasury stock acquired through settlement			(190,000)
Payoff of loans funded through secured borrowings				6,822,000
Write-off of notes receivable and related allowance			8,090,000
Note payable relating to prepaid D & O insurance	219,000	219,000	219,000	244,000
Unrealized gain (loss) on marketable securities - related party	(140,000)	68,000	46,000	(113,000)
Adjustment to accrued interest and related allowance	(789,000)
Real estate held for sale acquired through foreclosure, net of prior allowance	32,000	160,000	160,000	9,033,000
Unrealized gain on marketable securities of assets held for sale		(3,113,000)
Other real estate owned acquired through deed in lieu, net of prior allowance	8,963,000
Assets held for sale acquired, net of related liabilities and noncontrolling interest –related party				8,494,000
Deferred gain on asset held for sale			102,000
Investment in real estate loans by purchase of secured borrowings		1,320,000	1,320,000
Accrued liabilities related to sale of asset held for sale			38,000
Write-off of interest receivable and related allowance			160,000	658,000
Seller-financed real estate held for sale reclassification				3,500,000
Decrease in deposit liability related to pay off of real estate held for sale - seller financed				260,000
Adjustment to note receivable and related allowance for charge offs			3,580,000
Conversion of secured loans to unsecured notes receivable				4,957,000
Reclassification of loan, net of allowance for loan losses, to accounts receivable				1,956,000
Recognition of unrealized loss on marketable securities – related party				628,000
Loan Guarantor [Member]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain related to recovery from settlement with loan guarantor	(746,000)
Sale of investments in real estate loans to:
Proceeds from settlement	746,000
Other Nonrecurring Gain [Member]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on proceeds from settlement	(90,000)
Excluding Loan Guarantor [Member]
Sale of investments in real estate loans to:
Proceeds from settlement	90,000
Transfer Of Fully Allowed Interest Receivable And Related Allowance To Real Estate Held For Sale [Member]
Change in operating assets and liabilities:
Transfer	2,334,000
Transfer Of Fully Allowed Interest Receivable To Notes Receivable [Member]
Non-cash investing and financing activities:
Transfer of fully allowed interest receivable to notes receivable	907,000
Transfer of Real Estate Loans Converted to Unsecured Notes Receivable [Member]
Non-cash investing and financing activities:
Investments in real estate loans and related allowances transferred to note receivable	6,642,000
VRMI II [Member]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on sale of real estate held for sale	(12,000)		(1,258,000)	(454,000)
VRMI I [Member]
Change in operating assets and liabilities:
Purchase of investments in real estate loans	(300,000)			(1,033,000)
Sale of investments in real estate loans to:
Sale of investments in real estate loans	1,000,000			2,000,000
Fund III [Member]
Change in operating assets and liabilities:
Purchase of investments in real estate loans				(200,000)
Sale of investments in real estate loans to:
Sale of investments in real estate loans			500,000
Third Parties [Member]
Change in operating assets and liabilities:
Purchase of investments in real estate loans				(6,822,000)
Sale of investments in real estate loans to:
Sale of investments in real estate loans	3,193,000	1,905,000	2,743,000	375,000
Related Parties [Member]
Purchase of investments in real estate loans from:
Related parties	(70,000)
Sale of investments in real estate loans to:
Sale of investments in real estate loans		$ 30,000